Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              February 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds (Reg. No. 33-56339 ) (811-07237) (the
    "Trust")
    Putnam International New Opportunities Fund (the "Fund")
    Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.69 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2005.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

                              Very truly yours,
                              Putnam Investment Funds on behalf of its series, Putnam International New Opportunities Fund

                              By:  /s/ Charles E. Porter
                                   ----------------------
                              Charles E. Porter
                              Executive Vice President, Associate Treasurer and Principal Executive Officer

cc: Laurenda Ross, Ropes & Gray